Information about the main subsidiaries (Tables)	12 Months Ended
Jun. 30, 2019
Information About Main Subsidiaries [Abstract]
Schedule of subsidiaries with significant non-controlling interests

	Direct interest of non-controlling interest % % (1)	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	Book value of non-controlling interests
	June 30, 2019
Elron	38.94%	3,163	2,638	370	48	5,383	3,235
PBC	31.20%	44,712	165,432	17,987	145,893	46,264	33,421
Cellcom (2)	55.90%	32,155	41,334	19,086	40,248	14,155	8,940
IRSA CP	17.65%	17,186	63,813	4,056	36,330	40,613	2,178
	June 30, 2018
Elron	49.70%	3,007	2,505	392	37	5,083	3,658
PBC	35.60%	36,801	169,114	24,943	140,980	39,992	33,806
Cellcom (2)	57.90%	32,958	43,013	19,604	40,619	15,748	9,943
IRSA CP	13.66%	16,589	89,618	4,070	42,686	59,452	2,244

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Total comprehensive profit / (loss) attributable to non-controlling interest	Cash of Operating activities	Cash of investing activities	Cash of financial activities	Net Increase / (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2019
Elron	-	(739)	(636)	1,485	(708)	145	936	373	-
PBC	12,637	4,865	5,300	3,659	6,354	750	2,047	9,151	1,635
Cellcom (2)	33,259	(1,066)	(1,076)	(946)	7,014	(6,027)	1,166	2,153	-
IRSA CP	10,171	(18,138)	(18,138)	(105)	3,910	(3,469)	(1,841)	(1,400)	705
	Year ended June 30, 2018
Elron	-	(797)	(124)	(793)	(509)	534	(205)	(180)	241
PBC	9,619	4,602	(282)	1,649	4,781	42	(1,853)	2,970	1,115
Cellcom (2)	29,784	(792)	8	(784)	6,218	(4,004)	594	2,808	-
IRSA CP	10,895	14,237	14,237	507	4,916	(6,806)	3,470	1,580	1,283

(1)	Corresponds to the direct interest from the Group.
(2)	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-à-vis other shareholders, also taking into account the historic voting performance in the Shareholders' Meetings.